Investments - Available For Sale Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Debt Securities, Available-For-Sale [Roll Forward]
Available for sale investments at start of year	$ 1,729	$ 49,628
Purchases	480	0	$ 9,603
Sales and maturities	(497)	(47,902)	(21,686)
Realized gain on sale of short term investments	0	234
Unrealized capital (loss)/gain - investments	0	(231)	681
Available for sale investments at end of year	$ 1,712	$ 1,729	$ 49,628